UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21186
Williams Capital Management Trust
(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018
(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 373-4260
Date of fiscal year end: October 31, 2009
Date of reporting period: April 30, 2009

Item 1. Reports to Stockholders.

Williams Capital
Government Money Market Fund

Formerly known as Williams Capital Liquid Assets Fund

A series of the Williams Capital Management Trust

April 30, 2009

Semi-Annual Report

Institutional Shares

Investment Adviser: Williams Capital Management, LLC

A description of the policies and procedures that the Williams Capital Government Money Market Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain an additional prospectus, please call 1-866-WCM-FUND. Please read the prospectus carefully before investing.

The Fund is distributed by ALPS Distributors, Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Williams Capital Government Money
Market Fund
President’s Letter

Dear Fellow Shareholder,

The Williams Capital Government Money Market Fund’s Semi Annual Report for the Fund’s fiscal year, covering the six-month period November 1, 2008 through April 30, 2009, is contained in the following pages.

In the wake of unprecedented turmoil in the money market fund industry, the Aaa/AAAm-rated Williams Capital Money Market Fund continued to maintain its operations throughout, providing daily liquidity to institutional investors at all times. In order to ensure shareholders with liquidity during this period the Fund maintained: overnight to 7-day investments of approximately 30%-35% of fund assets, floating rate notes (“FRNs”) at a maximum of 20% of assets and final maturities for FRNs of six months or less.

The six-month period began with a massive flight-to-quality spurred by concerns about money center banks and signs of strong economic deterioration, as evidenced by a jump in the unemployment rate for October to 6.1%. This helped send the three-month U.S. Treasury Bill to negative levels in November. In an unprecedented move, the FOMC voted to maintain a Fed Funds target range of zero to 0.25% at the December 16, FOMC meeting. This set the stage for the Fed to focus on other measures to stimulate the economy, including open market operations.

Towards the end of the six-month period the Fed began to take a less pessimistic view of the economy. The release of the Fed’s beige book in mid-April saw moderation in the pace of economic decline and “activity in some sectors was stabilizing at a low level”. While unemployment remained high, consumer confidence jumped up, buttressed by lower mortgage rates, a stable stock market and lower gasoline prices. Consumer confidence as measured by Reuters/University of Michigan jumped to 65.1 in April from 57.3 in March, its biggest increase since January 2007.

Thank you for your investment in the Williams Capital Government Money Market Fund. We greatly appreciate working with you and look forward to continuing to provide high quality service. Please call us with any questions on our toll-free number, 866-WCM-FUND. (866-926-3863)

Sincerely,

Dail St. Claire
President

Williams Capital Government Money
Market Fund
Sector/industry Allocation
April 30, 2009 (Unaudited)

The following table represents the sector/industry allocation of the Fund as of April 30, 2009. Percentages are based on net assets.

Percentage of
Security Allocation	Net Assets

Repurchase Agreements	28.4%
Federal Home Loan Mortgage Corp.	16.2%
Federal National Mortgage Association	16.0%
Federal Home Loan Bank	11.9%
Federal Farm Credit Bank	8.8%
Commercial Paper	6.8%
Other Short-Term Investments	5.9%
U.S. Government Treasury Obligations	4.3%
Bank Note	1.4%

Total	99.7%

Williams Capital Government Money
Market Fund
Disclosure of Fund Expenses
April 30, 2009 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Williams Capital Government Money
Market Fund
Disclosure of Fund Expenses
April 30, 2009 (Continued) (Unaudited)

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	11/1/08	4/30/09	11/1/08 - 4/30/09	11/1/08 - 4/30/09

Actual	$1,000.00	$1,002.95	$0.99	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Williams Capital Government Money
Market Fund
Portfolio of Investments
April 30, 2009 (Unaudited)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

BANK NOTE (1.4%):
	Diversified Financial Services (1.4%):
$10,000,000	Bank of America Corp., 0.67%, 8/03/09, FDIC Guaranteed††	P-1/A-1	$10,000,000

TOTAL BANK NOTE (Cost $10,000,000)			10,000,000

COMMERCIAL PAPER (6.8%):
	Diversified Financial Services (6.8%):
10,000,000	Bank of America Corp., 0.70%, 7/20/09, FDIC Guaranteed††	P-1/A-1	9,984,444
12,000,000	Citigroup Funding, Inc., 0.23%, 5/26/09, FDIC Guaranteed††	P-1/A-1	11,998,083
10,000,000	General Electric Capital Corp., 0.80%, 7/20/09, FDIC Guaranteed††	P-1/A-1+	9,982,222
10,000,000	General Electric Capital Corp., 0.75%, 8/03/09, FDIC Guaranteed††	P-1/A-1+	9,980,417
5,000,000	General Electric Capital Corp., 0.50%, 8/24/09, FDIC Guaranteed††	P-1/A-1+	4,992,014

TOTAL COMMERCIAL PAPER (Cost $46,937,180)			46,937,180

U.S. GOVERNMENT AGENCY OBLIGATIONS (52.9%):
	Federal Farm Credit Bank (8.8%):
1,000,000	0.32%, 7/22/09†	Aaa/AAA	999,020
5,000,000	0.63%, 8/13/09†	Aaa/AAA	5,000,000
5,000,000	0.58%, 8/18/09†	Aaa/AAA	5,003,010
10,000,000	0.77%, 8/27/09†	Aaa/AAA	10,000,000
10,000,000	0.355%, 9/03/09†	Aaa/AAA	9,991,739
30,000,000	0.295%, 9/15/09†	Aaa/AAA	29,957,949

			60,951,718

	Federal Home Loan Bank (7.2%):
400,000	5.375%, 5/15/09	Aaa/AAA	400,767
10,000,000	0.52%, 6/11/09†	Aaa/AAA	9,997,118
5,000,000	5.25%, 6/12/09	Aaa/AAA	5,027,635
1,300,000	3.00%, 6/30/09	Aaa/AAA	1,305,404
4,000,000	5.375%, 7/17/09	Aaa/AAA	4,041,311
7,000,000	0.974%, 7/10/09†	Aaa/AAA	7,000,000
3,600,000	5.25%, 8/05/09	Aaa/AAA	3,644,206
7,000,000	3.75%, 8/18/09	Aaa/AAA	7,067,844
10,000,000	0.378%, 8/21/09†	Aaa/AAA	9,995,960
1,000,000	0.378%, 8/27/09†	Aaa/AAA	999,470

			49,479,715

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Portfolio of Investments
April 30, 2009 (Continued) (Unaudited)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

	Federal Home Loan Bank, Discount Notes (4.7%):
$4,000,000	0.47%, 7/15/09††	P-1/A-1+	$3,996,083
3,000,000	0.50%, 7/17/09††	P-1/A-1+	2,996,792
4,000,000	0.41%, 7/21/09††	P-1/A-1+	3,996,310
5,350,000	0.35%, 8/11/09††	P-1/A-1+	5,344,695
6,400,000	0.40%, 9/09/09††	P-1/A-1+	6,390,684
3,000,000	0.59%, 9/15/09††	P-1/A-1+	2,993,264
4,100,000	0.25%, 9/11/09††	P-1/A-1+	4,096,213
2,415,000	0.31%, 10/02/09††	P-1/A-1+	2,411,798

			32,225,839

	Federal Home Loan Mortgage Corp. (10.5%):
3,000,000	5.00%, 6/11/09	Aaa/AAA	3,015,336
13,211,000	4.25%, 7/15/09	Aaa/AAA	13,314,743
4,773,000	4.375%, 7/30/09	Aaa/AAA	4,821,627
9,149,000	6.625%, 9/15/09	Aaa/AAA	9,353,197
11,400,000	0.428%, 9/21/09†	Aaa/AAA	11,394,581
6,975,000	0.365%, 9/28/09†	Aaa/AAA	6,971,794
10,000,000	0.401%, 10/08/09†	Aaa/AAA	10,000,113
1,065,000	0.348%, 12/16/09†	Aaa/AAA	1,063,291
10,000,000	1.101%, 2/09/10†	Aaa/AAA	10,000,000
3,000,000	1.25%, 3/09/10	Aaa/AAA	2,998,714

			72,933,396

	Federal Home Loan Mortgage Corp., Discount Notes (5.7%):
3,000,000	0.20%, 6/15/09††	P-1/A-1+	2,999,250
1,575,000	0.43%, 6/24/09††	P-1/A-1+	1,573,984
7,550,000	0.50%, 7/06/09††	P-1/A-1+	7,543,079
5,000,000	0.574%, 8/10/09††	P-1/A-1+	4,992,074
5,000,000	0.52%, 9/08/09††	P-1/A-1+	4,990,611
6,681,000	0.41%, 9/14/09††	P-1/A-1+	6,670,652
5,000,000	0.52%, 9/14/09††	P-1/A-1+	4,990,178
6,000,000	0.70%, 9/14/09††	P-1/A-1+	5,984,133

			39,743,961

	Federal National Mortgage Association (11.1%):
20,000,000	4.09%, 5/07/09	Aaa/AAA	20,012,953
5,000,000	4.25%, 5/15/09	Aaa/AAA	5,007,700
465,000	4.20%, 6/08/09	Aaa/AAA	466,789
13,872,000	6.375%, 6/15/09	Aaa/AAA	13,975,049
17,109,000	5.125%, 7/13/09	Aaa/AAA	17,269,777
5,000,000	4.50%, 7/27/09	Aaa/AAA	5,049,265
2,400,000	4.50%, 8/13/09	Aaa/AAA	2,427,034

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Portfolio of Investments
April 30, 2009 (Continued) (Unaudited)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

$5,075,000	6.625%, 9/15/09	Aaa/AAA	$5,187,524
7,000,000	7.25%, 1/15/10	Aaa/AAA	7,306,799

			76,702,890

	Federal National Mortgage Association, Discount Notes (4.9%):
1,925,000	0.495%, 7/22/09††	P-1/A-1+	1,922,830
1,916,000	0.55%, 7/31/09††	P-1/A-1+	1,913,336
4,000,000	0.53%, 8/19/09††	P-1/A-1+	3,993,522
7,000,000	0.34%, 8/24/09††	P-1/A-1+	6,992,397
4,000,000	0.54%, 8/24/09††	P-1/A-1+	3,993,100
5,000,000	0.40%, 9/01/09††	P-1/A-1+	4,993,167
5,000,000	0.58%, 9/02/09††	P-1/A-1+	4,990,011
5,400,000	0.36%, 9/09/09††	P-1/A-1+	5,392,926

			34,191,289

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $366,228,808)			366,228,808

U.S. GOVERNMENT TREASURY OBLIGATIONS (4.3%):
	U.S. Treasury Bills (4.3%):
10,000,000	0.25%, 8/13/09††	Aaa/AAA	9,992,778
5,000,000	0.33%, 9/03/09††	Aaa/AAA	4,994,271
10,000,000	0.25%, 10/08/09††	Aaa/AAA	9,988,889
5,000,000	0.28%, 10/08/09††	Aaa/AAA	4,993,778

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $29,969,716)			29,969,716

REPURCHASE AGREEMENTS (28.4%):
98,000,000	Barclays Capital Tri-Party Repurchase Agreement, 0.15%, dated 4/30/09, due 5/01/09 in the amount of $98,000,408, collateralized by U.S. Government Agency security (Federal Home Loan Mortgage Corp., 2.18%, 4/23/12) with a value including accrued interest of $99,960,544		98,000,000
98,840,000	Bank of America Tri-Party Repurchase Agreement, 0.15%, dated 4/30/09, due 5/01/09 in the amount of $98,840,412, collateralized by U.S. Government Agency security (Federal Home Loan Mortgage Corp., 5.125%, 10/18/16) with a value including accrued interest of $100,817,011		98,840,000

TOTAL REPURCHASE AGREEMENTS (Cost $196,840,000)			196,840,000

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Portfolio of Investments
April 30, 2009 (Continued) (Unaudited)

Shares			Value

OTHER SHORT-TERM INVESTMENTS (5.9%):
$353	Bank of New York Cash Sweep		$353
26,000,000	Goldman Sachs Financial Square Government Fund — Inst Class		26,000,000
15,000,000	JPMorgan U.S. Government Money Market Fund — Inst Class		15,000,000

TOTAL OTHER SHORT-TERM INVESTMENTS (Cost $41,000,353)			41,000,353

TOTAL INVESTMENTS (Cost $690,976,057)(a)		99.7%	690,976,057
Other assets in excess of liabilities		0.3%	1,923,669

NET ASSETS		100.0%	$692,899,726

The following abbreviation is used in portfolio descriptions:

FDIC — Federal Deposit Insurance Corp.

Percentages indicated are based on net assets of $692,899,726.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Variable rate security. The rate presented is the rate in effect at April 30, 2009.
††	The rate presented is the effective yield at purchase.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 — Quoted Prices	$41,000,353	$—
Level 2 — Other Significant Observable Inputs	649,975,704	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$690,976,057	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and April 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Statement of Assets and Liabilities
April 30, 2009 (Unaudited)

ASSETS:
Investments, at amortized cost	$494,136,057
Repurchase agreements, at amortized cost	196,840,000
Interest and dividends receivable	2,123,812
Prepaid expenses and other assets	21,400

Total Assets	693,121,269

LIABILITIES:
Dividends payable	62,012
Accrued expenses and other payables:
Investment advisory fees	49,413
Custody fees	17,335
Fund accounting and administration fees	17,382
Transfer agency fees	5,432
Trustees’ fees and expenses	8,852
Other fees	61,117

Total Liabilities	221,543

NET ASSETS	$692,899,726

NET ASSETS consist of:
Paid-in Capital	$694,165,705
Accumulated net investment income	26,870
Accumulated net realized losses on investment transactions	(1,292,849)

Net Assets:	$692,899,726

Net asset value, offering price and redemption price per share
($692,899,726/692,896,475 shares outstanding; unlimited shares authorized no par value.)	$1.00

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Statement of operations
For the Six Months Ended April 30, 2009 (Unaudited)

INVESTMENT INCOME:
Interest	$2,237,921
Dividends	178,147

Total Investment Income	2,416,068

EXPENSES:
Investment advisory fees	366,520
Treasury’s Temporary Guarantee Program	150,894
Custody fees	50,019
Fund accounting and administration fees	49,800
Professional fees	46,072
Trustees’ fees and expenses	17,852
Transfer agency fees	17,500
Insurance	16,531
Registration fees	476
Other fees	41,102

Total Expenses Before Fee Reductions	756,766
Expenses contractually waived by Investment Adviser	(145,794)

Net Expenses	610,972

NET INVESTMENT INCOME	1,805,096

NET REALIZED GAIN ON INVESTMENTS:
Realized gain on investments	100,749

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,905,845

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	April 30,	October 31,
	2009	2008
	(Unaudited)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$1,805,096	$21,742,346
Net realized gain (loss) on investments	100,749	(1,345,993)

Net increase in net assets resulting from operations	1,905,845	20,396,353

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(1,810,600)	(21,737,104)

Change in net assets from dividends to shareholders	(1,810,600)	(21,737,104)

CAPITAL CONTRIBUTION (Note 8):	1,269,231	—

CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	485,468,350	865,161,870
Net proceeds from dividends reinvested	995,387	10,218,602
Cost of shares reacquired	(468,054,341)	(997,079,990)

Net increase (decrease) in net assets from Fund share transactions	18,409,396	(121,699,518)

Net increase (decrease) in net assets	19,773,872	(123,040,269)

NET ASSETS:
Beginning of period	673,125,854	796,166,123

End of period	$692,899,726	$673,125,854

Accumulated net investment income	$26,870	$32,374

(a)	Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30,		October 31,		October 31,		October 31,		October 31,		October 31,
	2009		2008		2007		2006		2005		2004
	(Unaudited)

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

INVESTMENT ACTIVITIES:
Net investment income	0.003		0.029		0.052		0.047		0.027		0.011
Net realized gain on investments	0.000	(a)	0.000	(a)	0.000	(a)	—		0.000	(a)	0.000	(a)

Total from Investment Activities	0.003		0.029		0.052		0.047		0.027		0.011

DISTRIBUTIONS:
From net investment income	(0.003)		(0.029)		(0.052)		(0.047)		(0.027)		(0.011)
From net realized gains on investments	—		—		—		—		—		(0.000)	(a)

Total dividends	(0.003)		(0.029)		(0.052)		(0.047)		(0.027)		(0.011)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.30%	(b)	2.97%		5.32%		4.76%		2.73%		1.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$692,900		$673,126		$796,166		$881,572		$531,532		$411,535
Ratio of expenses to average net assets	0.20%	(c)	0.20%		0.19%		0.20%		0.20%		0.20%
Ratio of net investment income to average net assets	0.59%	(c)	2.99%		5.20%		4.71%		2.75%		1.14%
Ratio of expenses to average net assets	0.25%	*,(c)	0.20%		0.19%	*	0.22%	*	0.24%	*	0.31%	*

*	During the period, certain expenses were contractually waived. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Amount represents less than $0.001 per share.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2009 (Unaudited)

1. Organization
The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Williams Capital Government Money Market Fund (formerly known as the Williams Capital Liquid Assets Fund) (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

On March 10, 2008, the Board of Trustees voted to convert the Fund from a Aaa/AAAm-rated prime money market fund to an Aaa/AAAm-rated U.S. government money market fund, effective on or about June 1, 2008. The principal investment objective of the Fund remained the same. The Fund’s investments were limited to U.S. Treasury obligations, repurchase agreements collateralized by U.S. Treasury obligations and senior debt obligations of U.S. government agencies that carry ratings of Aaa/AAA. As this conversion represented a shift in the Fund’s investment strategy only, the structure of the Fund and all operating procedures were unchanged.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Security Valuation:
Securities of the Fund are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2009 (Continued) (Unaudited)

the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” (FAS 157). FAS 157 establishes an authoritative framework for the measurement of fair value, and enhances disclosure about fair value measurements. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. The FAS 157 is effective for fair value measures already required or permitted by other standards for fiscal years beginning after November 15, 2007. The Fund was required to adopt FAS 157 beginning on November 1, 2008. As a result of the adoption of FAS 157 there was no impact on the financial statements or the manner for which fair value is determined.

Security Transactions and Investment Income:
Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distribution to Shareholders:
Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:
The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2009 (Continued) (Unaudited)

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On April 30, 2008, the Fund implemented FIN 48 which supplements FASB 109, “Accounting for Income Taxes”. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years 2005 through 2008 for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

Indemnification:
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

New Accounting Pronouncements:
In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2009 (Continued) (Unaudited)

FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

3.	Investment Adviser and Other Related Party Transactions
The Trust has entered into an investment advisory agreement with the Adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2009 (Continued) (Unaudited)

of the Fund at 0.20%. For the six months ended April 30, 2009, the Adviser waived fees of $145,794.

Each Trustee of the Fund, who is not considered to be an “interested person” as that term is defined in the 1940 Act (an “Independent Trustee”), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an “interested person” as defined in the 1940 Act receives no remuneration for his or her services as a Trustee.

The Bank of New York Mellon (formerly known as The Bank of New York) serves as the administrator, custodian and fund accounting agent for the Fund. UMB Fund Services, Inc. serves as the transfer agent for the Fund.

ALPS Distributors, Inc., serves as distributor (the “Distributor”) pursuant to the Distribution Agreement dated September 30, 2005. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

On October 3, 2008, the Board of Trustees approved the participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008. On December 1, 2008, the Board of Trustees approved the Fund’s participation in the Program through April 30, 2009. The Fund is responsible for payment of fees required to participate in the Program. The participation fee for the initial three-month term of the Program is 0.01% of the net asset value of the Fund as of September 19, 2008. As a requirement of participation in the Program, the Fund has agreed to liquidate if its net asset value declines to below $0.995 (a “Guarantee Event”) if such Guarantee Event is not cured. The Program’s guarantee only applies to the lesser of the number of shares owned as of the close of business on September 19, 2008 and the number of shares owned when a Guarantee Event occurs.

4.	Principal Shareholders
As of April 30, 2009, there was one shareholder who owned greater than 10% of the Fund’s outstanding shares, representing 10.82% of the Fund.

5.	Ratings Services
The Moody’s money market fund ratings are opinions of the investment quality of shares in mutual funds, which principally invest in short-term fixed income obligations. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2009 (Continued) (Unaudited)

yield. Money market funds rated Aaa are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality.

The Standard & Poor’s money market fund rating is a safety rating, expressing Standard & Poor’s opinion of the ability of a fund to maintain principal value and to limit exposure to loss. Standard & Poor’s ‘AAAm’ rating is the highest assigned to money market mutual funds. The rating is based on Standard & Poor’s analysis of the Fund’s credit quality, liquidity, management, investment guidelines, strategies, and internal controls. The ‘m’ denotes a money market fund and distinguishes the money market fund rating from a Standard & Poor’s traditional debt rating.

6.	FOMC
Federal Open Market Committee (a component of the Federal Reserve System) is charged under United States law with overseeing the nation’s open market operations. The FOMC meets eight times a year to discuss current and near-term economic and financial conditions. After each meeting, it decides whether to raise, lower or keep short-term interest rates the same.

7.	Annual Consideration for the Continuation of the Investment Advisory Agreement
The Board of Trustees of the Trust, at a meeting held on December 18, 2008, formally considered the continuance of the investment advisory agreement between the Trust and the Adviser with respect to the Fund (the “Advisory Agreement”).

The Board of Trustees (the “Board” or “Trustees”) requested and received from the Adviser information it believed reasonably necessary to reach its conclusion. Among other things, the Adviser provided the Board with data from iMoneyNet and Crane Data. This data provided performance, advisory fee and expense ratio comparisons with comparable funds. The Board carefully evaluated this information and was advised by legal counsel to the Trust with respect to its deliberations. The Board was provided with a memorandum prepared by legal counsel to the Trust detailing the legal standards for review of the Advisory Agreement. The Board received a presentation by the Adviser and the Trustees who are not “interested persons”, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), deliberated outside the presence of management and the Adviser.

In their deliberations, each Trustee attributed different weights to various factors involved in their analysis of whether the Advisory Agreement should be

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2009 (Continued) (Unaudited)

continued, and no factor alone was considered determinative. The Trustees, including a majority of the Independent Trustees, determined that the overall arrangements between the Trust and the Adviser, as provided in the Advisory Agreement, were fair and reasonable, and that the continuance of the Advisory Agreement was in the best interests of the Fund and the Fund’s shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser
The Board reviewed the nature, extent and quality of services provided to the Fund by the Adviser. The Board took into account information furnished throughout the year at Board meetings as well as materials furnished specifically in connection with the annual review process. The Board considered the background and experience of the Adviser’s senior management and the expertise of the investment personnel responsible for the day-to-day management of the Fund.

Based on their review, the Board concluded that the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services for the Fund, and that the nature and extent of services provided to the Fund by the Adviser were typical of those provided to money market funds and that the quality of the services was satisfactory.

Investment Performance
The Board considered performance results of the Fund in absolute terms and relative to the Fund’s peer group. In conducting their review of performance, both long-term and short-term performance were considered. During the discussion of the iMoneyNet data, the Trustees noted that the performance of the Fund exceeded the average of comparable funds. The Fund’s performance for most of 2007 and 2008 ranked in the top of the second quartile in the iMoneyNet-AAA Rated Institutional Prime Funds (prior to conversion to a U.S. government money market fund) and government funds (after conversion to a U.S. government money market fund) universe.

Based on their review and consideration, the Board concluded that the investment performance of the Fund was satisfactory.

Cost of Services and Profits Realized by the Adviser
The Board considered comparable peer group information with respect to the advisory fees charged by the Adviser to the Fund. The Board noted that the Fund’s investment advisory fee was approximately at the average for comparable

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2009 (Continued) (Unaudited)

funds with assets below $1 billion based upon the information provided from Crane Data. The Board also noted that the operating expense ratio was below the average for comparable funds with a comparable asset level. Additionally, the Board reviewed the Fund’s fees against fees charged to other institutional accounts by the Adviser. The Board concluded that the advisory fee was reasonable in relation to the services provided.

In reviewing the Adviser’s profitability with respect to the Fund, the Trustees noted that currently the Fund is not profitable to the Adviser and that the Adviser has yet to profit from operating the Fund. The Trustees also noted that the Adviser previously capped the Fund’s operating expenses and that the Adviser had agreed to continue to cap the Fund’s operating expenses until March 1, 2010. The Board concluded that the profitability of the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Economies of Scale
The Board also considered whether the fee level reflected economies of scale and whether economies of scale would be produced by the growth of the Fund’s assets. The Board took into account the Fund’s asset levels, the expense limitation currently in effect, and the extent to which economies of scale would be realized as the asset level grows. The Board determined that the Fund appropriately participated in economies of scale and that no change in the fee rate was currently necessary.

8.	Capital Contribution
On April 2, 2009, the Adviser made a capital contribution to the Fund in the amount of $1,269,231 to erase the Fund’s loss reserve. The Adviser did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.

Williams Capital Government Money Market Fund
Quarterly Portfolio Schedule
(Unaudited)

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Williams Capital Government Money Market Fund
Trustees and Officers
April 30, 2009 (Unaudited)

		Term of		Number
		Office		of Funds
		and		in Fund
	Position(s)	Length of	Principal Occupation	Complex
Name, Address,	Held with	Time	During Past	Overseen	Other Directorships
and Date of Birth	Fund	Served	Five Years	by Trustee	Held by Trustee

INDEPENDENT TRUSTEES:

Brian J. Heidtke 585 Sparrowbush Road Wyckoff, New Jersey 07481 DOB: 8/27/40	Trustee	Term: Indefinite Elected: December 2002	President of The Heidtke Foundation (philanthropy) (1998 to present); Vice President, Finance and Corporate Treasurer, Colgate Palmolive Company (consumer products) (1986 to 2000).	1	None

Desmond G. FitzGerald 25 Carrington Drive Greenwich, CT 06831 DOB: 1/30/44	Trustee	Term: Indefinite Elected: December 2002	Chairman, North American Properties Group (real estate), (1987 to present); President, Hope for Poor Children Foundation (philanthropy) (2005 to present).	1	Chairman, U.S. Guaranteed Finance Corp.; Advisory Director, Bank of New York Mellon; Managing Member, Holyoke Partners LLC; Director, Ren Technologies, Inc.; and Director, Holland Series Fund, Inc.

John E. Hull Andrew W. Mellon Foundation 140 East 52nd Street New York, NY 10021 DOB: 9/16/47	Trustee	Term: Indefinite Elected: December 2002	Financial Vice President, Chief Investment Officer, Andrew W. Mellon Foundation (non-profit foundation) (2002 to present); Deputy Comptroller, Office of State Comptroller State of New York (1973 to 2002).	1	None

INTERESTED TRUSTEES:

Christopher J. Williams Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018 DOB: 12/24/57	Trustee, Chairman of the Board of Trustees, and Chairman and Treasurer of the Fund	Term: Indefinite Elected: December 2002	Chairman and Chief Executive Officer of Williams Capital Management, LLC (2002 to present); Chairman and Chief Executive Officer of The Williams Capital Group, L.P. (one of the largest minority-owned investment banks in the U.S.) (1994 to present); and former Senior Vice President, Lehman Brothers, Inc. (from 1984 to 1992).	1	Director, Harrahs Entertainment, Inc.; Director, Wal-Mart Stores, Inc.

Dail St. Claire Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018 DOB: 9/23/60	Trustee, President and Secretary of the Fund	Term: Indefinite Elected: December 2002	Managing Director of Williams Capital Management, LLC (2002 to present); First Vice President of Amalgamated Bank (2000 to 2001); Principal and Portfolio Manager for Utendahl Capital Management, L.P. (1993 to 2000); and Senior Investment Officer for the New York City Comptroller’s Office (1989 to 1993).	1	None

OFFICERS

Shayna J. Malnak Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018 DOB: 9/29/62	Chief Compliance Officer	Term: Indefinite Elected: March 2004	Employee of Williams Capital Management, LLC (2002 to present)	1	None

Lisa R. Grosswirth The Bank of New York Mellon 101 Barclay Street 13th Floor East New York, New York 10286 DOB: 9/18/63	Assistant Secretary	Term: Indefinite Elected: March 2007	Assistant Vice President of The Bank of New York Mellon (2004 to present); Supervisory Paralegal of The Dreyfus Corporation (1998 to 2004); and Senior Paralegal of SunAmerica Asset Management (1997 to 1998).	1	None

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-866-WCM-FUND.

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INVESTMENT ADVISER
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT
AND CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10286

TRANSFER AGENT
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRUST LEGAL COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market St., Suite 2400
Philadelphia, PA 19103

06/09

Item 2. Code of Ethics.
Not required, as this is not an annual filing.
Item 3. Audit Committee Financial Expert.
Not required, as this is not an annual filing.
Item 4. Principal Accountant Fees and Services.
Not required, as this is not an annual filing.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics — Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto as Exhibit EX-99.CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto as Exhibit EX-99.906.CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Williams Capital Management Trust

By (Signature and Title)*	/s/ Dail St. Claire

Dail St. Claire, President
Date: June 26, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer
Date: June 26, 2009

By (Signature and Title)*	/s/ Dail St. Claire

Dail St. Claire, President
Date: June 26, 2009